Taxation - Summary of Reconciliation of Income Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation [Abstract]
Profit before income tax expense	¥ 2,003	¥ 1,597	¥ 114
Tax calculated at a tax rate of 25%	501	399	28
Effects of different tax rates applicable to different subsidiaries of the Group	396	(56)	28
Effects of tax holiday on assessable profit of certain subsidiaries	(530)	(39)
Effects of tax holiday of a subsidiary recognized for prior year	(116)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(230)	(161)	(20)
Expense not deductible for tax purposes	156	107	63
Income not subject to tax	(2)	(10)	(44)
Unrecognized deferred income tax assets	37	81	36
Utilization of previously unrecognized tax assets	(40)	(45)	(48)
Others	(1)	2	(14)
Total income tax expense	¥ 171	¥ 278	¥ 29